Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

On July 8, 2021, SBA authorized full forgiveness of AVX Design & Integration, Inc. PPP loan principal amount of $107,460 and $1,267 interest.

The Company has evaluated all other subsequent events through the date these condensed consolidated financial statements were issued and determined that there were no subsequent events or transactions that require recognition or disclosures in the condensed consolidated financial statements.